Note 13 - Derivative Financial Instruments - Derivatives Not Designated as Hedging Instruments by Account Type (Details) - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Interest rate swap contracts	$ 210,113	$ 0
Total derivative assets	210,113	0
Current liabilities- Derivatives	289,430	456,133
Noncurrent liabilities- Derivatives	0	393,899
Total derivative liabilities	289,430	850,032
Interest Rate Swap [Member]
Interest rate swap contracts	210,113	0
Current liabilities- Derivatives	289,430	322,123
Noncurrent liabilities- Derivatives	0	393,899
Freight Forward Agreements [Member]
Current liabilities- Derivatives	$ 0	$ 134,010